DISPOSITION OF EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jan. 31, 2020
DISPOSITION OF EXPLORATION AND EVALUATION ASSETS (Tables)
Schedule of Robertson Property

Average Gold Price/Oz During the Quarter (USD)	Applicable NSR Royalty Rate
Up to and including $1,200.00	1.00%
$1,200.01 to $1,400.00	1.25%
$1,400.01 to $1,600.00	1.50%
$1,600.01 to $1,800.00	1.75%
$1,800.01 to $2,000.00	2.00%
Over $2,000.00	2.25%